Debt Short Term Borrowings (Details) In Millions, unless otherwise specified			12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Line Of Credit CAD [Member] CAD	Dec. 31, 2011 Line Of Credit GBP [Member] GBP (£)	Dec. 31, 2011 Overdraft facility (GBP) [Member] GBP (£)	Dec. 31, 2011 Line Of Credit YEN [Member] USD ($)	Dec. 31, 2011 Line Of Credit YEN [Member] JPY (¥)	Dec. 31, 2011 Line Of Credit Chinese Renminbi [Member] USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		30.0	£ 10.0	£ 10.0		¥ 1,500.0	$ 7.0
Line of Credit Facility, Interest Rate Description			GBP LIBOR +1.5%		base rate of less than 1.0%	base rate of less than 1.0%
Line of Credit Facility, Amount Outstanding					2.2
Letters of Credit Outstanding, Amount	$ 25.3				$ 575.0